Prepayments and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepayments And Other Current Assets [Abstract]
Prepaid insurance	$ 652	$ 745
VAT receivable	12,736	14,038
Receivables from storage facilities	1,304	2,459
Receivables from voyages	2,631	1,794
Other prepayments	14,809	12,537
Total	$ 32,132	$ 31,573